Fees Summary	Apr. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 998,850,000.00
Previously Paid Amount	0.00
Total Fee Amount	137,941.19
Total Offset Amount	0.00
Net Fee	137,941.19
Narrative - Max Aggregate Offering Price	$ 137,941.19
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true